RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RESTRICTED NET ASSETS
Appropriations from after-tax profit to general reserve fund (as a percent)	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserves are no longer required	50.00%
Appropriation to statutory reserve	¥ 0	¥ 0	¥ 0
Restricted share capital	¥ 1,531,183	¥ 1,152,821